Shareholders' equity - Dividend (Details) - € / shares	Jul. 29, 2020	Jul. 16, 2020	May 29, 2020	May 04, 2020	Apr. 01, 2020	Jan. 08, 2020	Oct. 01, 2019
Dividend
Dividend approved for the 2019 fiscal year (in Euros per share)			€ 2.68
Discount rate on share price for dividend paid in shares				10.00%
First interim
Dividend
Dividend paid (in Euros per share)							€ 0.66
Interim dividend set by Board of Directors (in Euros per share)				€ 0.66
Second interim
Dividend
Dividend paid (in Euros per share)						€ 0.66
Interim dividend set by Board of Directors (in Euros per share)	€ 0.66
Third interim
Dividend
Dividend paid (in Euros per share)					€ 0.68
Final
Dividend
Dividend paid (in Euros per share)		€ 0.68
Issue price for dividend paid in shares (in Euros per share)		€ 28.80
Number of shares subscribed		38,063,688
Share price for dividend paid in shares, as a percentage of average Euronext Paris opening price			90.00%
Number of trading days to determine stock dividend price			20 days